Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 3,247		$ 1,680
Total debt due within one year	$ 5,042		4,137
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	5.21%	5.21%
Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,588	$ 1,200	1,588	$ 1,173
Loans | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	6.16%	6.16%
Long-term debt due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2023	3.60%	3.60%
Trade receivables | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 207		869
Trade receivables | Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,588		1,588
Trade receivables | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	3,247		1,680
Trade receivables | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	197	$ 149	849	$ 627
Trade receivables | Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 1,074		$ 930